Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07078890

CENTNYS

1- 33701

RECD S.E.C.
SEP 2 6 2007
1086

September 26, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BABCOCK & BROWN AIR LIMITED, American Depositary Shares, (Each representing one Common Share, par value $0.001) and Common shares, par value $0.001 (application for the Common shares, par value $0.001 is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 24, 2007. Tentative listing date – September 27, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 0 1 2007
THOMSON
FINANCIAL

END